Annual Total Returns (Vanguard Short-Term Government Bond Index Fund - ETF Shares ETF) (Vanguard Short-Term Government Bond Index Fund, Vanguard Short-Term Government Bond Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Annual Total Return
2013	0.26%
2012	0.39%
2011	1.45%
2010	2.24%